Leases - Summary of Carrying Amount and Related Depreciation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	$ 190	$ 191
Depreciation	61	54
Computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	22	24
Depreciation	16	14
Land, buildings and building improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	164	163
Depreciation	44	39
Furniture, fixtures and other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	4	4
Depreciation	$ 1	$ 1